Fair value measurements - Summary of Significant Unobservable Inputs (Detail) - Available-for-sale Securities [Member]	Mar. 31, 2023	Mar. 31, 2022
Implied price to sales after discount for lack of marketability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.04
Weighted average cost of capital [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		15
Weighted average cost of capital [Member] | Median [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		16.5
Weighted average cost of capital [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		18
Lack of marketability discount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	20
Lack of marketability discount [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		17
Lack of marketability discount [Member] | Median [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		23
Lack of marketability discount [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		29
Risk-free rate [Member] | Minimum One [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		2.23
Risk-free rate [Member] | Minimum Two [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		2.34
Risk-free rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.6	1.95
Risk-free rate [Member] | Median [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.31
Risk-free rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.19	2.36
Expected volatility [Member] | Minimum One [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		42.17
Expected volatility [Member] | Minimum Two [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		42.48
Expected volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	47.19	39.88
Expected volatility [Member] | Median [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	43.65
Expected volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	32.08	47.34
Probability Liquidation scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		20
Probability Liquidation scenario [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	35
Probability Liquidation scenario [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	40
Probability Redemption scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		40
Probability Redemption scenario [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	35
Probability Redemption scenario [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	40
Probability IPO scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input		40
Probability IPO scenario [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	30
Probability IPO scenario [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	20